EQUITY METHOD INVESTMENTS (Details 2) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 01, 2010 Coca-Cola Enterprises Inc.	Dec. 31, 2012 Coca-Cola Hellenic	Dec. 31, 2011 Coca-Cola Hellenic
Schedule of Equity Method Investments [Line Items]
Net sales to equity method investees				$ 4,737,000,000
Total payments, primarily marketing				314,000,000
Purchases of finished products from equity method investees				263,000,000
Excess of quoted market value over carrying value	10,400,000,000
Total net receivables due	1,162,000,000	1,042,000,000
Dividends received	393,000,000	421,000,000	354,000,000
Special dividend included in total dividends					$ 35,000,000	$ 60,000,000